Stock Options - Exercise price ranges (Details) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
Dec. 31, 2023 $ / shares shares
Stock options outstanding as of December 31
Number of Options Outstanding | shares	3,702,110
Weighted Average Remaining Contractual Life (Years)	8 years 14 days
Weighted Average Exercise Price | $ / shares	$ 9.41
Number of Options Exercisable | shares	1,668,683
Weighted Average Exercise Price | $ / shares	$ 4.88
Exercise price, range 1
Stock options outstanding as of December 31
Number of Options Outstanding | shares	33,311
Weighted Average Remaining Contractual Life (Years)	5 months 15 days
Weighted Average Exercise Price | $ / shares	$ 0.18
Number of Options Exercisable | shares	33,311
Weighted Average Exercise Price | $ / shares	$ 0.18
Exercise price, range 2
Stock options outstanding as of December 31
Number of Options Outstanding | shares	10,000
Weighted Average Remaining Contractual Life (Years)	10 months 2 days
Weighted Average Exercise Price | $ / shares	$ 0.3
Number of Options Exercisable | shares	10,000
Weighted Average Exercise Price | $ / shares	$ 0.3
Exercise price, range 3
Stock options outstanding as of December 31
Number of Options Outstanding | shares	602,218
Weighted Average Remaining Contractual Life (Years)	5 years 6 months 21 days
Weighted Average Exercise Price | $ / shares	$ 0.32
Number of Options Exercisable | shares	601,278
Weighted Average Exercise Price | $ / shares	$ 0.32
Exercise price, range 4
Stock options outstanding as of December 31
Number of Options Outstanding | shares	43,500
Weighted Average Remaining Contractual Life (Years)	1 year 5 months 8 days
Weighted Average Exercise Price | $ / shares	$ 0.5
Number of Options Exercisable | shares	43,500
Weighted Average Exercise Price | $ / shares	$ 0.5
Exercise price, range 5
Stock options outstanding as of December 31
Number of Options Outstanding | shares	49,000
Weighted Average Remaining Contractual Life (Years)	2 years 6 months 21 days
Weighted Average Exercise Price | $ / shares	$ 0.82
Number of Options Exercisable | shares	49,000
Weighted Average Exercise Price | $ / shares	$ 0.82
Exercise price, range 6
Stock options outstanding as of December 31
Number of Options Outstanding | shares	286,944
Weighted Average Remaining Contractual Life (Years)	7 years 2 months 15 days
Weighted Average Exercise Price | $ / shares	$ 3.42
Number of Options Exercisable | shares	243,494
Weighted Average Exercise Price | $ / shares	$ 3.42
Exercise price, range 7
Stock options outstanding as of December 31
Number of Options Outstanding | shares	430,060
Weighted Average Remaining Contractual Life (Years)	7 years 7 months 13 days
Weighted Average Exercise Price | $ / shares	$ 8.63
Number of Options Exercisable | shares	269,996
Weighted Average Exercise Price | $ / shares	$ 8.63
Exercise price, range 8
Stock options outstanding as of December 31
Number of Options Outstanding | shares	235,300
Weighted Average Remaining Contractual Life (Years)	7 years 10 months 2 days
Weighted Average Exercise Price | $ / shares	$ 8.9
Number of Options Exercisable | shares	128,012
Weighted Average Exercise Price | $ / shares	$ 8.9
Exercise price, range 9
Stock options outstanding as of December 31
Number of Options Outstanding | shares	331,878
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 1 day
Weighted Average Exercise Price | $ / shares	$ 11.95
Number of Options Exercisable | shares	237,106
Weighted Average Exercise Price | $ / shares	$ 11.95
Exercise price, range 10
Stock options outstanding as of December 31
Number of Options Outstanding | shares	1,679,899
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 9 days
Weighted Average Exercise Price | $ / shares	$ 14.18
Number of Options Exercisable | shares	52,986
Weighted Average Exercise Price | $ / shares	$ 14.18